NATIONWIDE

VARIABLE

ACCOUNT-12

Annual Report

to

Contract Owners

December 31, 2009

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
376,666 shares (cost $4,259,676)	$3,099,962
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
106,657 shares (cost $1,238,474)	1,283,089
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
105,253 shares (cost $1,317,147)	1,358,821
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
346,730 shares (cost $3,251,653)	3,422,221
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
3,649,158 shares (cost $40,908,912)	35,433,325
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
6,056,465 shares (cost $71,148,380)	56,870,209
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,287,411 shares (cost $13,320,695)	12,629,501
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
16,378,634 shares (cost $156,899,355)	151,097,814
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2,743,501 shares (cost $22,968,318)	23,259,950
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
6,756,932 shares (cost $35,921,229)	37,160,422
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
4,278,896 shares (cost $49,112,777)	42,582,712
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
6,342,627 shares (cost $42,516,438)	37,823,622
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
1,670,229 shares (cost $9,708,530)	8,783,401
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
4,434,273 shares (cost $30,750,905)	25,487,756
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
5,535,246 shares (cost $50,322,405)	51,356,562
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
8,022,991 shares (cost $25,268,854)	26,473,462
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
1,964,691 shares (cost $17,321,013)	14,718,283

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
903,730 shares (cost $17,605,422)	$13,899,904
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
253,736 shares (cost $4,512,934)	3,983,707
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
3,481,106 shares (cost $22,394,090)	23,003,147
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
13,721,904 shares (cost $13,721,904)	13,721,904
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
1,243,509 shares (cost $6,108,227)	5,588,453
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)
11,870,923 shares (cost $55,135,598)	54,955,249
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
5,158,727 shares (cost $23,546,398)	25,895,260
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
37,731,845 shares (cost $167,694,502)	179,713,004
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
41,452,392 shares (cost $185,697,112)	199,158,017
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
12,668,280 shares (cost $57,201,752)	62,597,774
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
1,562,624 shares (cost $10,887,637)	8,028,449
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
1,861,372 shares (cost $30,540,312)	28,472,296
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
1,411,302 shares (cost $13,819,849)	11,534,003
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
646,050 shares (cost $9,346,273)	8,582,777
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
5,344,084 shares (cost $33,361,207)	27,493,172

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
5,344,084 shares (cost $33,361,207)	$27,493,172

Total Investments	1,199,468,228
Total Assets	1,199,468,228

Accounts Payable	6,101

$1,199,462,127

Contract Owners’ Equity:
Accumulation units	1,193,220,095
Contracts in payout (annuitization) period	6,242,032

Total Contract Owners’ Equity (note 5)	$1,199,462,127

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC

Reinvested dividends	$9,082,291	25,568	11,854	11,741	61,997	476,930	690,056	195,067
Mortality and expense risk charges (note 2)	(14,133,784)	(48,009)	(5,089)	(4,933)	(43,843)	(448,406)	(726,077)	(161,664)

Net investment income (loss)	(5,051,493)	(22,441)	6,765	6,808	18,154	28,524	(36,021)	33,403

Realized gain (loss) on investments	(17,673,049)	(99,496)	427	7,228	(140,393)	(1,997,103)	(6,983,544)	(323,003)
Change in unrealized gain (loss) on investments	190,504,535	549,243	44,615	41,674	360,654	6,350,664	15,673,242	1,519,912

Net gain (loss) on investments	172,831,486	449,747	45,042	48,902	220,261	4,353,561	8,689,698	1,196,909

Reinvested capital gains	21,509,143	138,788	9,068	7,077	17,539	713,336	2,207,469	182,378

Net increase (decrease) in contract owners’ equity resulting from operations	$189,289,136	566,094	60,875	62,787	255,954	5,095,421	10,861,146	1,412,690

Investment Activity:	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR	WRGP

Reinvested dividends	$489,422	441,477	1,346,895	379,976	334,921	-	-	174,631
Mortality and expense risk charges (note 2)	(2,226,372)	(363,727)	(548,102)	(633,099)	(562,901)	(102,057)	(293,829)	(783,373)

Net investment income (loss)	(1,736,950)	77,750	798,793	(253,123)	(227,980)	(102,057)	(293,829)	(608,742)

Realized gain (loss) on investments	948,821	104,796	(111,053)	(589,539)	(215,370)	(146,635)	(1,160,851)	216,251
Change in unrealized gain (loss) on investments	15,425,471	2,035,067	1,192,170	8,616,629	5,549,805	2,559,487	11,591,950	9,549,834

Net gain (loss) on investments	16,374,292	2,139,863	1,081,117	8,027,090	5,334,435	2,412,852	10,431,099	9,766,085

Reinvested capital gains	13,227,467	127,088	-	-	-	-	-	1,290,580

Net increase (decrease) in contract owners’ equity resulting from operations	$27,864,809	2,344,701	1,879,910	7,773,967	5,106,455	2,310,795	10,137,270	10,447,923

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP	WRPAP
Reinvested dividends	$1,912,189	183,579	385,472	-	-	162,030	299,265	205,628
Mortality and expense risk charges (note 2)	(323,792)	(180,286)	(166,293)	(47,746)	(320,447)	(239,123)	(89,087)	(653,438)

Net investment income (loss)	1,588,397	3,293	219,179	(47,746)	(320,447)	(77,093)	210,178	(447,810)

Realized gain (loss) on investments	(315,354)	(144,102)	(906,330)	(64,717)	(405,300)	-	(175,119)	(871,691)
Change in unrealized gain (loss) on investments	6,394,782	2,923,336	3,440,534	1,177,861	7,500,975	-	308,984	10,776,096

Net gain (loss) on investments	6,079,428	2,779,234	2,534,204	1,113,144	7,095,675	-	133,865	9,904,405

Reinvested capital gains	-	-	619,989	-	-	-	-	468,832

Net increase (decrease) in contract owners’ equity resulting from operations	$7,667,825	2,782,527	3,373,372	1,065,398	6,775,228	(77,093)	344,043	9,925,427

Investment Activity:	WRPCP	WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV

Reinvested dividends	$13,030	183,759	313,559	51,986	193,659	-	38,557	-
Mortality and expense risk charges (note 2)	(257,151)	(1,402,019)	(1,771,879)	(625,128)	(93,781)	(343,450)	(142,928)	(107,196)

Net investment income (loss)	(244,121)	(1,218,260)	(1,458,320)	(573,142)	99,878	(343,450)	(104,371)	(107,196)

Realized gain (loss) on investments	(114,505)	(172,819)	(105,912)	(99,363)	(1,039,075)	(238,963)	(473,287)	(679,674)
Change in unrealized gain (loss) on investments	2,746,688	18,734,898	26,036,448	7,124,558	2,453,476	7,249,114	3,290,328	2,552,241

Net gain (loss) on investments	2,632,183	18,562,079	25,930,536	7,025,195	1,414,401	7,010,151	2,817,041	1,872,567

Reinvested capital gains	23,295	339,247	561,898	110,245	-	1,464,847	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,411,357	17,683,066	25,034,114	6,562,298	1,514,279	8,131,548	2,712,670	1,765,371

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	WRVP

Reinvested dividends	$499,043
Mortality and expense risk charges (note 2)	(418,559)

Net investment income (loss)	80,484

Realized gain (loss) on investments	(1,377,374)
Change in unrealized gain (loss) on investments	6,733,799

Net gain (loss) on investments	5,356,425

Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,436,909

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		GVIDA		NVDBL2		NVDCA2

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(5,051,493)	(7,115,913)	(22,441)	3,854	6,765	-	6,808	-
Realized gain (loss) on investments	(17,673,049)	(1,752,404)	(99,496)	(130,884)	427	-	7,228	-
Change in unrealized gain (loss) on investments	190,504,535	(303,347,807)	549,243	(1,681,494)	44,615	-	41,674	-
Reinvested capital gains	21,509,143	27,426,325	138,788	514,392	9,068	-	7,077	-

Net increase (decrease) in contract owners’ equity resulting from operations	189,289,136	(284,789,799)	566,094	(1,294,132)	60,875	-	62,787	-

Equity transactions:
Purchase payments received from contract owners (note 3)	313,622,781	354,603,518	276,375	17,076	1,112,220	-	1,141,462	-
Transfers between funds	-	-	(41,021)	1,008,988	110,801	-	155,097	-
Redemptions (note 3)	(48,776,476)	(40,879,358)	-	-	(744)	-	-	-
Annuity benefits	(301,763)	(418,707)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,174,100)	(752,496)	(837)	(560)	(65)	-	(526)	-
Contingent deferred sales charges (note 2)	(932,491)	(582,102)	-	-	-	-	-	-
Adjustments to maintain reserves	(115,443)	148,293	(46)	(7)	3	-	12	-

Net equity transactions	261,322,508	312,119,148	234,471	1,025,497	1,222,215	-	1,296,045	-

Net change in contract owners’ equity	450,611,644	27,329,349	800,565	(268,635)	1,283,090	-	1,358,832	-
Contract owners’ equity beginning of period	748,850,483	721,521,134	2,299,353	2,567,988	-	-	-	-

Contract owners’ equity end of period	$1,199,462,127	748,850,483	3,099,918	2,299,353	1,283,090	-	1,358,832	-

CHANGES IN UNITS:
Beginning units	80,983,538	49,980,360	377,280	260,941	-	-	-	-
Units purchased	44,994,222	50,753,678	38,808	213,716	111,307	-	116,156	-
Units redeemed	(15,558,996)	(19,750,500)	(8,992)	(97,377)	(97)	-	(3,828)	-

Ending units	110,418,764	80,983,538	407,096	377,280	111,210	-	112,328	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVIDC		GVIDM		GVDMA		GVDMC

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$18,154	43,898	28,524	494,835	(36,021)	773,221	33,403	174,530
Realized gain (loss) on investments	(140,393)	(25,504)	(1,997,103)	(866,274)	(6,983,544)	(2,815,466)	(323,003)	(148,614)
Change in unrealized gain (loss) on investments	360,654	(185,912)	6,350,664	(11,385,074)	15,673,242	(28,782,247)	1,519,912	(2,144,859)
Reinvested capital gains	17,539	34,849	713,336	2,905,413	2,207,469	6,803,358	182,378	498,213

Net increase (decrease) in contract owners’ equity resulting from operations	255,954	(132,669)	5,095,421	(8,851,100)	10,861,146	(24,021,134)	1,412,690	(1,620,730)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,078,302	845,504	4,991,126	14,388,034	2,935,259	30,261,500	1,686,862	3,934,829
Transfers between funds	(328,720)	546,674	(3,129,335)	(5,994,609)	(5,595,508)	(19,633,460)	90,409	(487,968)
Redemptions (note 3)	(65,397)	(158,899)	(1,045,761)	(796,017)	(3,582,071)	(1,220,460)	(388,466)	(205,283)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(15,926)	(11,840)	(196,263)	(127,257)	(439,183)	(303,473)	(61,862)	(38,038)
Contingent deferred sales charges (note 2)	(67)	(20,429)	(23,264)	(8,716)	(51,309)	(20,572)	(17,124)	(4,269)
Adjustments to maintain reserves	-	(16)	(1,019)	(34)	2,507	16	(700)	(14)

Net equity transactions	668,192	1,200,994	595,484	7,461,401	(6,730,305)	9,083,551	1,309,119	3,199,257

Net change in contract owners’ equity	924,146	1,068,325	5,690,905	(1,389,699)	4,130,841	(14,937,583)	2,721,809	1,578,527
Contract owners’ equity beginning of period	2,498,076	1,429,751	29,742,274	31,131,973	52,739,171	67,676,754	9,907,489	8,328,962

Contract owners’ equity end of period	$3,422,222	2,498,076	35,433,179	29,742,274	56,870,012	52,739,171	12,629,298	9,907,489

CHANGES IN UNITS:
Beginning units	264,806	140,505	3,924,711	3,109,641	7,827,936	6,797,048	1,171,429	824,398
Units purchased	156,681	211,987	797,014	2,127,599	567,801	3,837,021	310,247	594,399
Units redeemed	(84,188)	(87,686)	(739,871)	(1,312,529)	(1,513,945)	(2,806,133)	(159,659)	(247,368)

Ending units	337,299	264,806	3,981,854	3,924,711	6,881,792	7,827,936	1,322,017	1,171,429

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRASP		WRBP		WRBDP		WRCEP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,736,950)	(1,788,240)	77,750	(391,239)	798,793	(465,995)	(253,123)	(716,614)
Realized gain (loss) on investments	948,821	1,706,572	104,796	339,990	(111,053)	(278,470)	(589,539)	266,206
Change in unrealized gain (loss) on investments	15,425,471	(55,707,932)	2,035,067	(6,168,036)	1,192,170	341,887	8,616,629	(21,016,605)
Reinvested capital gains	13,227,467	10,724,896	127,088	18,953	-	-	-	1,327,410

Net increase (decrease) in contract owners’ equity resulting from operations	27,864,809	(45,064,704)	2,344,701	(6,200,332)	1,879,910	(402,578)	7,773,967	(20,139,603)

Equity transactions:
Purchase payments received from contract owners (note 3)	8,158,202	20,266,849	1,081,314	2,767,479	3,196,720	5,473,133	1,517,174	4,671,218
Transfers between funds	1,324,659	4,892,979	(786,373)	490,063	949,237	2,815,914	(768,113)	(564,701)
Redemptions (note 3)	(6,511,115)	(5,636,021)	(1,140,912)	(1,371,421)	(2,448,802)	(2,221,894)	(2,108,308)	(1,736,254)
Annuity benefits	(65,786)	(80,407)	(15,145)	(19,330)	(22,204)	(23,387)	(15,613)	(23,523)
Contract maintenance charges (note 2)	(40,117)	(34,099)	(5,117)	(5,230)	(6,728)	(4,952)	(6,776)	(7,422)
Contingent deferred sales charges (note 2)	(157,390)	(99,998)	(24,534)	(28,527)	(46,226)	(39,654)	(50,992)	(31,368)
Adjustments to maintain reserves	(1,018)	(8,552)	(225)	(5,072)	(530)	(6,088)	3,463	(1,963)

Net equity transactions	2,707,435	19,300,751	(890,992)	1,827,962	1,621,467	5,993,072	(1,429,165)	2,305,987

Net change in contract owners’ equity	30,572,244	(25,763,953)	1,453,709	(4,372,370)	3,501,377	5,590,494	6,344,802	(17,833,616)
Contract owners’ equity beginning of period	120,525,095	146,289,048	21,806,132	26,178,502	33,658,749	28,068,255	36,237,992	54,071,608

Contract owners’ equity end of period	$151,097,339	120,525,095	23,259,841	21,806,132	37,160,126	33,658,749	42,582,794	36,237,992

CHANGES IN UNITS:
Beginning units	7,345,272	6,510,435	2,078,931	1,940,268	3,140,394	2,587,073	3,761,443	3,598,596
Units purchased	940,927	1,716,178	204,098	431,893	823,158	1,205,012	362,353	626,728
Units redeemed	(860,238)	(881,341)	(313,764)	(293,230)	(717,897)	(651,691)	(532,185)	(463,881)

Ending units	7,425,961	7,345,272	1,969,265	2,078,931	3,245,655	3,140,394	3,591,611	3,761,443

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRDIV		WRENG		WRGNR		WRGP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(227,980)	(711,155)	(102,057)	(102,871)	(293,829)	(19,579)	(608,742)	(1,019,010)
Realized gain (loss) on investments	(215,370)	664,191	(146,635)	104,463	(1,160,851)	301,868	216,251	803,160
Change in unrealized gain (loss) on investments	5,549,805	(19,821,708)	2,559,487	(4,565,271)	11,591,950	(22,842,084)	9,549,834	(26,958,684)
Reinvested capital gains	-	68,020	-	8,444	-	1,523,503	1,290,580	609,118

Net increase (decrease) in contract owners’ equity resulting from operations	5,106,455	(19,800,652)	2,310,795	(4,555,235)	10,137,270	(21,036,292)	10,447,923	(26,565,416)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,741,560	5,633,220	884,450	3,440,723	1,789,254	6,641,980	1,418,020	4,054,186
Transfers between funds	(1,313,729)	364,221	712,846	976,608	1,223,481	(858,325)	(1,452,259)	(714,762)
Redemptions (note 3)	(1,543,631)	(1,662,297)	(411,988)	(250,065)	(1,055,970)	(935,278)	(2,906,495)	(2,797,902)
Annuity benefits	(15,010)	(18,910)	(1,348)	(782)	(9,321)	(10,453)	(28,407)	(38,129)
Contract maintenance charges (note 2)	(6,892)	(6,763)	(1,475)	(951)	(5,126)	(4,559)	(10,628)	(11,218)
Contingent deferred sales charges (note 2)	(36,134)	(28,820)	(5,423)	(5,713)	(18,769)	(20,444)	(81,306)	(62,167)
Adjustments to maintain reserves	(1,031)	1,678	(14,136)	18,372	(81,144)	128,226	(453)	(6,211)

Net equity transactions	(1,174,867)	4,282,329	1,162,926	4,178,192	1,842,405	4,941,147	(3,061,528)	423,797

Net change in contract owners’ equity	3,931,588	(15,518,323)	3,473,721	(377,043)	11,979,675	(16,095,145)	7,386,395	(26,141,619)
Contract owners’ equity beginning of period	33,891,484	49,409,807	5,309,450	5,686,493	13,507,833	29,602,978	43,969,690	70,111,309

Contract owners’ equity end of period	$37,823,072	33,891,484	8,783,171	5,309,450	25,487,508	13,507,833	51,356,085	43,969,690

CHANGES IN UNITS:
Beginning units	3,458,487	3,179,374	727,472	414,206	1,660,068	1,385,133	5,005,777	5,000,421
Units purchased	403,041	744,234	297,138	450,203	533,160	626,968	436,285	688,662
Units redeemed	(556,244)	(465,121)	(156,646)	(136,937)	(370,999)	(352,033)	(811,922)	(683,306)

Ending units	3,305,284	3,458,487	867,964	727,472	1,822,229	1,660,068	4,630,140	5,005,777

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRHIP		WRIP		WRI2P		WRMIC

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,588,397	(161,500)	3,293	(211,002)	219,179	(144,811)	(47,746)	(65,983)
Realized gain (loss) on investments	(315,354)	(646,323)	(144,102)	487,622	(906,330)	(393,626)	(64,717)	86,621
Change in unrealized gain (loss) on investments	6,394,782	(3,884,701)	2,923,336	(9,724,595)	3,440,534	(7,636,195)	1,177,861	(2,793,535)
Reinvested capital gains	-	-	-	342,171	619,989	278,233	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,667,825	(4,692,524)	2,782,527	(9,105,804)	3,373,372	(7,896,399)	1,065,398	(2,772,897)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,306,993	3,014,510	839,867	3,347,099	818,724	2,018,686	196,876	235,380
Transfers between funds	3,094,450	(803,926)	318,971	(1,109,304)	424,849	(1,488,666)	138,396	(409,275)
Redemptions (note 3)	(1,509,751)	(999,030)	(691,881)	(681,122)	(653,366)	(716,290)	(165,090)	(233,406)
Annuity benefits	(28,982)	(33,417)	(11,642)	(15,270)	(3,221)	(2,732)	(965)	(1,769)
Contract maintenance charges (note 2)	(4,263)	(3,146)	(3,045)	(2,721)	(2,329)	(2,259)	(828)	(839)
Contingent deferred sales charges (note 2)	(31,719)	(18,154)	(15,291)	(16,660)	(17,495)	(11,419)	(4,889)	(4,729)
Adjustments to maintain reserves	(3)	(1,405)	(322)	1,131	(284)	345	(84)	293

Net equity transactions	3,826,725	1,155,432	436,657	1,523,153	566,878	(202,335)	163,416	(414,345)

Net change in contract owners’ equity	11,494,550	(3,537,092)	3,219,184	(7,582,651)	3,940,250	(8,098,734)	1,228,814	(3,187,242)
Contract owners’ equity beginning of period	14,978,886	18,515,978	11,498,901	19,081,552	9,959,518	18,058,252	2,754,852	5,942,094

Contract owners’ equity end of period	$26,473,436	14,978,886	14,718,085	11,498,901	13,899,768	9,959,518	3,983,666	2,754,852

CHANGES IN UNITS:
Beginning units	1,555,055	1,479,099	1,107,240	1,044,989	995,194	1,026,584	373,619	412,324
Units purchased	708,705	414,173	217,821	316,855	231,861	216,606	82,168	63,805
Units redeemed	(382,530)	(338,217)	(206,768)	(254,604)	(203,151)	(247,996)	(68,835)	(102,510)

Ending units	1,881,230	1,555,055	1,118,293	1,107,240	1,023,904	995,194	386,952	373,619

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRMCG		WRMMP		WRMSP		WRPAP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(320,447)	(346,260)	(77,093)	71,551	210,178	(46,979)	(447,810)	(328,588)
Realized gain (loss) on investments	(405,300)	26,716	-	-	(175,119)	(134,347)	(871,691)	(301,241)
Change in unrealized gain (loss) on investments	7,500,975	(9,052,166)	-	-	308,984	(689,075)	10,776,096	(10,956,445)
Reinvested capital gains	-	287,208	-	-	-	-	468,832	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,775,228	(9,084,502)	(77,093)	71,551	344,043	(870,401)	9,925,427	(11,586,274)

Equity transactions:
Purchase payments received from contract owners (note 3)	711,913	1,816,661	20,442,584	66,968,288	274,492	477,821	3,989,646	39,944,669
Transfers between funds	758,072	422,196	(14,067,498)	(44,234,242)	(359,688)	(839,123)	436,586	14,015,973
Redemptions (note 3)	(725,790)	(497,742)	(10,466,369)	(13,080,530)	(326,127)	(446,152)	(913,999)	(449,125)
Annuity benefits	(3,646)	(3,332)	(29,681)	(79,171)	(848)	(877)	-	-
Contract maintenance charges (note 2)	(2,991)	(2,501)	(3,146)	(2,281)	(1,080)	(1,049)	(327,485)	(48,157)
Contingent deferred sales charges (note 2)	(24,041)	(16,382)	(78,401)	(39,214)	(10,569)	(5,523)	(25,141)	(6,799)
Adjustments to maintain reserves	(25,057)	18,972	131	9,002	10	213	(679)	(27)

Net equity transactions	688,460	1,737,872	(4,202,380)	9,541,852	(423,810)	(814,690)	3,158,928	53,456,534

Net change in contract owners’ equity	7,463,688	(7,346,630)	(4,279,473)	9,613,403	(79,767)	(1,685,091)	13,084,355	41,870,260
Contract owners’ equity beginning of period	15,539,281	22,885,911	18,000,953	8,387,550	5,668,157	7,353,248	41,870,260	-

Contract owners’ equity end of period	$23,002,969	15,539,281	13,721,480	18,000,953	5,588,390	5,668,157	54,954,615	41,870,260

CHANGES IN UNITS:
Beginning units	1,856,562	1,714,836	1,690,600	792,315	602,234	684,413	5,558,764	-
Units purchased	310,070	370,085	3,307,564	8,578,192	102,453	93,911	792,973	5,809,473
Units redeemed	(261,724)	(228,359)	(3,729,160)	(7,679,907)	(150,833)	(176,090)	(352,406)	(250,709)

Ending units	1,904,908	1,856,562	1,269,004	1,690,600	553,854	602,234	5,999,331	5,558,764

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRPCP		WRPMP		WRPMAP		WRPMCP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(244,121)	(35,986)	(1,218,260)	(310,831)	(1,458,320)	(484,543)	(573,142)	(108,988)
Realized gain (loss) on investments	(114,505)	(25,418)	(172,819)	(82,001)	(105,912)	(26,317)	(99,363)	(7,353)
Change in unrealized gain (loss) on investments	2,746,688	(397,826)	18,734,898	(6,716,395)	26,036,448	(12,575,543)	7,124,558	(1,728,537)
Reinvested capital gains	23,295	-	339,247	-	561,898	-	110,245	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,411,357	(459,230)	17,683,066	(7,109,227)	25,034,114	(13,086,403)	6,562,298	(1,844,878)

Equity transactions:
Purchase payments received from contract owners (note 3)	13,908,852	5,297,198	104,616,276	44,784,546	96,399,765	61,131,485	31,947,577	13,448,247
Transfers between funds	1,846,911	3,665,379	5,526,953	17,450,317	8,939,979	24,176,404	3,328,472	10,203,925
Redemptions (note 3)	(626,710)	(76,999)	(2,353,170)	(423,658)	(2,337,963)	(486,075)	(809,645)	(120,234)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(51,893)	(5,060)	(354,189)	(38,587)	(500,695)	(66,585)	(108,228)	(6,930)
Contingent deferred sales charges (note 2)	(13,478)	(2,085)	(58,189)	(11,010)	(46,896)	(2,409)	(2,328)	(889)
Adjustments to maintain reserves	1,009	(5)	(312)	(23)	3,000	8	292	(26)

Net equity transactions	15,064,691	8,878,428	107,377,369	61,761,585	102,457,190	84,752,828	34,356,140	23,524,093

Net change in contract owners’ equity	17,476,048	8,419,198	125,060,435	54,652,358	127,491,304	71,666,425	40,918,438	21,679,215
Contract owners’ equity beginning of period	8,419,198	-	54,652,358	-	71,666,425	-	21,679,215	-

Contract owners’ equity end of period	$25,895,246	8,419,198	179,712,793	54,652,358	199,157,729	71,666,425	62,597,653	21,679,215

CHANGES IN UNITS:
Beginning units	956,646	-	6,805,816	-	9,034,723	-	2,547,527	-
Units purchased	1,929,793	991,677	13,119,633	7,040,739	12,737,648	9,409,288	4,294,075	2,601,354
Units redeemed	(246,382)	(35,031)	(704,205)	(234,923)	(693,695)	(374,565)	(365,798)	(53,827)

Ending units	2,640,057	956,646	19,221,244	6,805,816	21,078,676	9,034,723	6,475,804	2,547,527

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRRESP		WRSTP		WRSCP		WRSCV

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$99,878	(87,318)	(343,450)	(380,737)	(104,371)	(173,325)	(107,196)	(106,577)
Realized gain (loss) on investments	(1,039,075)	(322,612)	(238,963)	345,079	(473,287)	(74,235)	(679,674)	(459,824)
Change in unrealized gain (loss) on investments	2,453,476	(4,051,785)	7,249,114	(11,279,534)	3,290,328	(5,785,604)	2,552,241	(2,245,334)
Reinvested capital gains	-	168,353	1,464,847	726,398	-	176,726	-	164,206

Net increase (decrease) in contract owners’ equity resulting from operations	1,514,279	(4,293,362)	8,131,548	(10,588,794)	2,712,670	(5,856,438)	1,765,371	(2,647,529)

Equity transactions:
Purchase payments received from contract owners (note 3)	382,991	1,273,080	2,007,313	4,854,623	645,947	1,297,274	501,556	752,719
Transfers between funds	(211,491)	(306,529)	120,378	(2,110,887)	147,414	(886,867)	(189,948)	(268,777)
Redemptions (note 3)	(335,072)	(370,446)	(1,279,947)	(959,464)	(492,540)	(496,750)	(419,426)	(288,219)
Annuity benefits	(1,278)	(2,124)	(18,030)	(20,863)	(11,368)	(15,589)	(3,302)	(4,033)
Contract maintenance charges (note 2)	(1,514)	(1,760)	(5,736)	(4,867)	(2,416)	(2,284)	(1,858)	(1,800)
Contingent deferred sales charges (note 2)	(7,337)	(7,924)	(27,287)	(19,563)	(9,435)	(11,398)	(11,570)	(6,150)
Adjustments to maintain reserves	2,567	2,017	(262)	(2,963)	(201)	(2,281)	(168)	238

Net equity transactions	(171,134)	586,314	796,429	1,736,016	277,401	(117,895)	(124,716)	183,978

Net change in contract owners’ equity	1,343,145	(3,707,048)	8,927,977	(8,852,778)	2,990,071	(5,974,333)	1,640,655	(2,463,551)
Contract owners’ equity beginning of period	6,685,173	10,392,221	19,544,117	28,396,895	8,543,845	14,518,178	6,942,051	9,405,602

Contract owners’ equity end of period	$8,028,318	6,685,173	28,472,094	19,544,117	11,533,916	8,543,845	8,582,706	6,942,051

CHANGES IN UNITS:
Beginning units	740,889	725,842	1,774,843	1,673,037	978,833	992,086	777,159	764,876
Units purchased	212,489	216,482	299,525	414,407	164,697	166,235	157,254	188,858
Units redeemed	(227,628)	(201,435)	(267,069)	(312,601)	(162,428)	(179,488)	(181,135)	(176,575)

Ending units	725,750	740,889	1,807,299	1,774,843	981,102	978,833	753,278	777,159

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRVP

	2009	2008

Investment activity:
Net investment income (loss)	$80,484	(469,671)
Realized gain (loss) on investments	(1,377,374)	(146,383)
Change in unrealized gain (loss) on investments	6,733,799	(12,912,518)
Reinvested capital gains	-	246,461

Net increase (decrease) in contract owners’ equity resulting from operations	5,436,909	(13,282,111)

Equity transactions:
Purchase payments received from contract owners (note 3)	623,109	1,545,501
Transfers between funds	(1,404,278)	(318,220)
Redemptions (note 3)	(1,459,970)	(1,562,325)
Annuity benefits	(15,966)	(24,609)
Contract maintenance charges (note 2)	(4,883)	(5,308)
Contingent deferred sales charges (note 2)	(35,887)	(31,117)
Adjustments to maintain reserves	(763)	2,469

Net equity transactions	(2,298,638)	(393,609)

Net change in contract owners’ equity	3,138,271	(13,675,720)
Contract owners’ equity beginning of period	24,354,505	38,030,225

Contract owners’ equity end of period	$27,492,776	24,354,505

CHANGES IN UNITS:
Beginning units	2,883,828	2,921,920
Units purchased	227,319	386,938
Units redeemed	(524,774)	(425,030)

Ending units	2,586,373	2,883,828

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-12 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on October 24, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts and Individual Single Purchase Payment Immediate Variable Annuity Contracts through the Account. The contracts are distributed by the Company and marketed exclusively through Waddell & Reed.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

NATIONWIDE FUNDS GROUP

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)

Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)

Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)

Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)

At December 31, 2009, contract owners were invested in all of the above funds.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Select Income Annuity contracts, this charge will not exceed 6% of the purchase payments withdrawn and declines a specified percentage each year. After the end of the seventh contract year this charge is 0%. For Select Preferred Annuity contracts this charge will not exceed 8% of the purchase payments redeemed and declines a specified percentage each year. After the end of the seventh contract year this charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct a contract maintenance charge of $50 from deferred annuity contracts, depending on the amount of assets in the contract, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value.

The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders.

The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

Nationwide Variable Account - 12 Options	Select Income Annuity	Select Preferred Annuity
Variable Account Charges - Recurring	1.50%	1.25%
Death Benefit Options - Allows enhanced provision in place of the standard death benefit.
Five-Year Enhanced	-	0.05%
One-Year Enhanced	-	0.15%
One-Month Enhanced	-	0.30%
Combination Enhanced	-	0.40%
Spousal Protection Annuity Option	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option	-	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	-	0.50%
4% Extra Value Credit Option	-	0.60%
Capital Preservation and Income Options
Capital Preservation Plus Option	-	0.50%
Provides a return of principle over the elected program period.
Capital Preservation Plus Lifetime Income Option	-	1.00%
Provides a return of principle over the elected program period and provides for a consistent lifetime income stream regardless of actual value of contract.
Lifetime Income Option
Provides for lifetime withdrawals even after the contract value is zero.
5% (only available in NY)	-	1.00%
7% (not available in NY)	-	1.00%
Spousal Continuation Benefit	-	0.15%
Allows surviving spouse to continue to receive the lifetime benefit associated with the
Lifetime Income Option.

Maximum Variable Account Charges*	1.50%	3.85%

*	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2009.

	Total	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC

1.25%	$4,224,890	$746	$3,875	$3,314	$27,444	$199,146	$359,993	$73,118
1.3%	352,385	-	15	292	2,172	12,765	25,046	4,242
1.35%	489,765	-	-	-	2,330	36,262	71,652	13,291
1.4%	2,069,289	-	653	795	2,715	45,276	97,275	15,282
1.5%	1,116,766	14	165	200	1,041	22,067	51,493	5,273
1.55%	324,456	-	44	51	191	2,177	2,997	867
1.6%	30,332	-	-	-	-	2	1,188	2
1.65%	531,211	-	-	103	-	9,725	11,282	3,151
1.7%	16,742	-	-	-	-	-	-	-
1.75%	597,546	166	-	-	1,081	3,763	5,629	832
1.8%	32,029	-	-	-	-	-	-	-
1.85%	1,578,741	9,591	-	-	3,014	41,183	37,079	20,842
1.9%	404,108	16,950	-	-	-	4,141	7,085	398
1.95%	213,276	1,293	-	-	-	8,041	12,868	1,876
2%	1,153,367	10,947	337	178	3,855	37,621	22,629	17,236
2.05%	25,427	-	-	-	-	-	-	213
2.1%	441,601	7,240	-	-	-	12,849	12,503	819
2.15%	152,549	-	-	-	-	3,892	3,936	-
2.2%	2,006	-	-	-	-	-	-	-
2.25%	172,779	703	-	-	-	4,544	872	3,008
2.3%	2,350	-	-	-	-	117	-	116
2.35%	74,544	-	-	-	-	2,421	1,326	1,098
2.4%	16,750	-	-	-	-	-	-	-
2.45%	22,633	-	-	-	-	2,414	1,224	-
2.5%	34,477	-	-	-	-	-	-	-
2.6%	43,805	359	-	-	-	-	-	-
2.7%	914	-	-	-	-	-	-	-
2.75%	6,452	-	-	-	-	-	-	-
3.1%	2,594	-	-	-	-	-	-	-

Totals	$14,133,784	$48,009	$5,089	$4,933	$43,843	$448,406	$726,077	$161,664

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR	WRGP

1.25%	$233,481	$33,468	$93,972	$63,746	$59,821	$24,184	$58,351	$75,696
1.3%	46,598	8,210	17,069	14,187	10,374	2,462	10,441	16,768
1.35%	32,655	4,773	11,716	8,477	7,078	1,673	5,522	12,736
1.4%	282,675	43,594	115,950	75,313	75,036	20,763	76,953	77,766
1.5%	185,195	36,608	69,016	48,861	47,125	12,725	47,970	54,032
1.55%	72,960	8,813	22,519	13,449	16,845	9,162	15,855	7,717
1.6%	4,228	556	3,364	1,956	2,029	555	1,369	1,010
1.65%	124,323	14,510	24,915	22,516	25,236	10,148	24,352	38,118
1.7%	2,274	303	992	191	1,273	274	734	86
1.75%	132,764	28,311	38,815	44,025	38,858	6,043	19,983	69,955
1.8%	7,031	2,752	2,070	3,982	1,463	-	26	9,473
1.85%	469,061	59,863	53,785	128,068	105,339	4,460	10,268	155,190
1.9%	116,844	23,472	14,714	39,734	35,065	572	2,073	56,239
1.95%	54,870	8,179	7,079	18,240	13,652	-	206	23,968
2%	237,755	41,502	33,906	76,190	65,781	1,941	8,500	91,377
2.05%	3,908	1,031	2,040	1,013	1,655	-	-	2,150
2.1%	109,403	19,877	12,106	41,455	34,827	3,258	6,431	43,462
2.15%	24,055	8,553	6,114	7,892	6,807	1,417	1,186	7,642
2.2%	1,184	-	35	371	171	-	-	132
2.25%	27,662	9,187	8,548	8,988	6,008	1,610	2,001	17,226
2.3%	658	317	-	-	266	-	-	558
2.35%	21,730	4,889	3,335	6,316	4,795	10	252	6,936
2.4%	7,582	1,199	426	1,382	1,058	-	-	2,545
2.45%	1,451	1,019	223	2,178	377	-	244	2,406
2.5%	12,500	1,235	2,443	1,879	349	402	445	1,874
2.6%	10,700	851	1,083	2,256	1,201	398	595	6,342
2.7%	344	-	192	3	3	-	72	217
2.75%	1,398	333	979	231	409	-	-	1,545
3.1%	1,083	322	696	200	-	-	-	207

	$2,226,372	$363,727	$548,102	$633,099	$562,901	$102,057	$293,829	$783,373

	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP	WRPAP

1.25%	$58,972	$30,941	$29,566	$8,387	$22,410	$55,873	$10,308	$383,190
1.3%	10,731	11,643	5,968	2,681	6,360	16,768	1,997	23,024
1.35%	8,015	4,876	4,830	1,687	3,292	3,913	1,841	52,966
1.4%	84,655	42,111	38,668	9,641	30,473	39,746	13,886	46,703
1.5%	50,987	29,864	27,324	7,084	16,876	21,675	6,647	29,118
1.55%	12,586	7,651	10,467	2,371	3,376	9,229	3,759	5,091
1.6%	2,675	1,836	389	254	583	146	146	4,174
1.65%	23,819	13,907	15,052	4,474	11,911	15,127	5,431	9,887
1.7%	894	62	672	-	197	27	156	1,326
1.75%	33,891	15,482	12,760	4,369	13,188	15,142	3,415	3,679
1.8%	91	-	-	-	11	615	99	-
1.85%	4,098	6,381	4,784	776	97,005	25,986	21,578	40,207
1.9%	2,081	703	1,892	262	21,965	2,384	4,128	36
1.95%	106	-	266	67	13,123	5,192	2,639	1,666
2%	10,048	3,792	5,523	1,619	41,322	10,303	8,818	42,538
2.05%	133	552	130	139	515	178	-	271
2.1%	9,392	5,014	4,968	2,576	27,290	1,641	2,336	4,132
2.15%	157	1,159	1,283	4	1,896	2,131	122	-
2.2%	-	-	-	-	-	-	-	-
2.25%	1,025	827	1,438	290	2,848	540	246	137
2.3%	-	-	-	-	-	-	-	-
2.35%	3,912	542	46	326	3,205	3,324	165	3,292
2.4%	-	-	-	-	-	107	-	-
2.45%	263	-	-	507	534	4,460	353	-
2.5%	1,060	-	31	232	1,170	3,354	1,017	-
2.6%	4,201	2,943	236	-	897	1,262	-	2,001
2.7%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-

	$323,792	$180,286	$166,293	$47,746	$320,447	$239,123	$89,087	$653,438

	WRPCP	WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV

1.25%	$127,460	$806,268	$938,547	$269,019	$20,160	$67,432	$26,459	$25,158
1.3%	768	22,580	37,380	4,714	4,578	14,735	8,626	2,866
1.35%	7,121	73,298	54,063	44,761	2,169	6,415	3,824	2,458
1.4%	63,044	200,337	289,527	74,985	22,256	89,235	31,486	21,974
1.5%	19,054	52,461	95,134	39,422	17,128	54,294	22,543	16,228
1.55%	10,746	23,186	6,669	19,520	5,604	13,627	4,812	5,782
1.6%	-	-	640	113	637	1,433	141	768
1.65%	5,809	19,250	17,234	12,863	5,392	27,191	10,527	9,378
1.7%	1,276	1,300	1,314	1,284	324	779	612	-
1.75%	496	16,402	6,935	4,342	4,703	22,282	9,318	6,267
1.8%	-	-	-	70	-	301	264	43
1.85%	166	45,075	78,431	46,445	3,233	9,237	3,307	3,397
1.9%	263	2,435	9,519	87	1,301	2,692	1,543	1,159
1.95%	-	13,404	11,235	1,146	52	326	287	81
2%	16,691	68,529	148,375	78,169	1,726	11,021	6,238	1,194
2.05%	-	3,744	5,325	98	-	-	-	213
2.1%	3,421	12,885	5,734	13,547	1,440	7,272	4,272	4,955
2.15%	836	17,890	29,687	12,811	1,387	3,156	1,769	1,803
2.2%	-	-	-	-	-	-	-	-
2.25%	-	22,582	33,294	1,732	1,257	5,002	1,218	1,952
2.3%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	738	91	715
2.4%	-	-	1,222	-	-	-	-	-
2.45%	-	-	-	-	52	2,317	1,628	77
2.5%	-	393	1,614	-	94	506	791	-
2.6%	-	-	-	-	288	3,376	3,172	728
2.7%	-	-	-	-	-	83	-	-
2.75%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-

	$257,151	$1,402,019	$1,771,879	$625,128	$93,781	$343,450	$142,928	$107,196

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

WRVP

1.25%	$34,385
1.3%	6,325
1.35%	6,071
1.4%	40,516
1.5%	29,142
1.55%	6,333
1.6%	138
1.65%	15,580
1.7%	392
1.75%	34,650
1.8%	3,738
1.85%	90,892
1.9%	34,371
1.95%	13,414
2%	47,706
2.05%	2,119
2.1%	26,496
2.15%	4,964
2.2%	113
2.25%	8,034
2.3%	318
2.35%	5,080
2.4%	1,229
2.45%	906
2.5%	3,088
2.6%	916
2.7%	-
2.75%	1,557
3.1%	86

$418,559

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2009 and 2008, total transfers to the Account from the fixed account were $5,912,632 and $804,882, respectively, and total transfers from the Account to the fixed account were $5,598,474 and $6,342,138, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $20,160 and $154,866 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits to Select Preferred Annuity contracts, the Company contributed $168,322 and $294,110 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $3,661,393 and $702,345 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$1,199,468,228	0	$1,199,468,228

Accounts Payable of $6,101 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	$453,923	$202,576
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	1,242,482	4,008
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	1,359,685	42,538
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	1,824,225	1,260,755
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	5,287,109	5,946,767
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	5,822,909	17,365,100
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	2,813,064	1,610,962
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	21,016,254	5,869,762
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)	1,562,040	2,143,329
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)	6,726,393	4,416,711
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)	1,993,445	4,269,060
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)	1,990,589	3,608,155
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)	2,051,891	1,123,605
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)	3,788,917	3,320,687
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)	2,708,209	4,871,418
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)	7,298,781	2,198,942
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)	1,914,757	1,618,800
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)	2,732,935	2,233,455
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)	500,934	449,930
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)	1,986,157	1,998,848
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)	11,176,390	15,455,473
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)	1,049,371	1,438,108
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)	6,725,229	4,416,365
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)	16,259,473	1,530,104
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)	107,536,419	1,210,691
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)	102,112,362	657,205
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP) (WRPMCP)	35,221,039	1,427,062
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)	1,389,853	2,503,067
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)	3,758,077	2,079,386
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)	1,121,894	1,422,123
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)	975,441	1,887,100
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)	1,114,639	4,709,687

Total	$363,514,886	$103,291,779

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2009. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2009	1.25%	to	2.60%	407,096	$7.75	to	7.47	$3,099,918	1.04%	25.62%	to	23.9%
2008	1.25%	to	2.60%	377,280	6.17	to	6.03	2,299,353	2.10%	-37.63%	to	-38.49%
2007	1.85%	to	2.25%	260,941	9.85	to	9.82	2,567,988	1.74%	-1.52%	to	-1.79%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2009	1.25%	to	2.00%	111,210	11.54	to	11.48	1,283,090	1.80%	15.43%	to	14.84%	*
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2009	1.25%	to	2.00%	112,328	12.1	to	12.04	1,358,832	1.81%	21.03%	to	20.41%	*
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2009	1.25%	to	2.00%	337,299	10.17	to	9.97	3,422,222	1.94%	7.72%	to	6.9%
2008	1.25%	to	1.85%	264,806	9.45	to	9.35	2,498,076	3.47%	-7.2%	to	-7.76%
2007	1.25%	to	1.50%	140,505	10.18	to	10.16	1,429,751	2.87%	1.78%	to	1.61%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2009	1.25%	to	2.45%	3,981,854	8.94	to	8.66	35,433,179	1.54%	17.65%	to	16.22%
2008	1.25%	to	2.45%	3,924,711	7.6	to	7.45	29,742,274	2.88%	-24.16%	to	-25.08%
2007	1.25%	to	2.45%	3,109,641	10.02	to	9.94	31,131,973	2.23%	0.23%	to	-0.58%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2009	1.25%	to	2.45%	6,881,792	8.29	to	8.03	56,870,012	1.32%	22.84%	to	21.34%
2008	1.25%	to	2.45%	7,827,936	6.75	to	6.61	52,739,171	2.51%	-32.25%	to	-33.07%
2007	1.25%	to	2.45%	6,797,048	9.96	to	9.88	67,676,754	1.91%	-0.35%	to	-1.17%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2009	1.25%	to	2.35%	1,322,017	9.6	to	9.32	12,629,298	1.75%	13.13%	to	11.87%
2008	1.25%	to	2.35%	1,171,429	8.49	to	8.33	9,907,489	3.25%	-16.11%	to	-17.04%
2007	1.25%	to	2.10%	824,398	10.12	to	10.06	8,328,962	2.60%	1.15%	to	0.57%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2009	1.25%	to	3.10%	7,425,961	20.42	to	18.29	149,600,166	0.37%	23.48%	to	21.17%
2008	1.25%	to	3.10%	7,345,272	16.54	to	15.09	120,503,997	0.45%	-26.72%	to	-28.1%
2007	1.25%	to	3.10%	6,510,435	22.57	to	20.99	146,284,741	0.72%	42.3%	to	39.63%
2006	1.25%	to	3.10%	4,862,716	15.86	to	15.03	77,094,187	0.45%	18.65%	to	16.44%
2005	1.25%	to	3.10%	2,697,593	13.37	to	12.91	36,310,494	1.18%	22.73%	to	20.43%
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2009	1.25%	to	3.10%	1,969,265	11.7	to	10.48	22,895,678	2.05%	11.81%	to	9.72%
2008	1.25%	to	3.10%	2,078,931	10.47	to	9.55	21,806,132	0.11%	-21.99%	to	-23.45%
2007	1.25%	to	3.10%	1,940,268	13.41	to	12.48	26,178,502	1.52%	12.24%	to	10.12%
2006	1.25%	to	3.10%	1,659,664	11.95	to	11.33	20,036,715	1.59%	9.82%	to	7.77%
2005	1.25%	to	3.10%	1,286,332	10.88	to	10.51	14,235,501	1.59%	3.71%	to	1.77%
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2009	1.25%	to	3.10%	3,245,655	11.43	to	10.23	36,708,343	3.81%	5.82%	to	3.84%
2008	1.25%	to	3.10%	3,140,394	10.8	to	9.85	33,658,749	0.10%	-0.94%	to	-2.8%
2007	1.25%	to	3.10%	2,587,073	10.9	to	10.14	28,068,255	4.48%	4.34%	to	2.38%
2006	1.25%	to	3.10%	1,386,869	10.45	to	9.9	14,458,261	5.03%	2.94%	to	1.02%
2005	1.25%	to	3.10%	1,046,722	10.15	to	9.8	10,643,400	5.82%	0.35%	to	-1.53%
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2009	1.25%	to	3.10%	3,591,611	11.87	to	10.63	42,094,848	1.02%	22.47%	to	20.18%
2008	1.25%	to	3.10%	3,761,443	9.69	to	8.84	36,226,405	0.18%	-35.59%	to	-36.8%
2007	1.25%	to	3.10%	3,598,596	15.05	to	13.99	54,069,395	0.70%	12.6%	to	10.48%
2006	1.25%	to	3.10%	2,896,797	13.36	to	12.67	38,795,308	1.06%	15.53%	to	13.37%
2005	1.25%	to	3.10%	1,963,031	11.57	to	11.17	22,878,117	0.45%	7.65%	to	5.64%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2009	1.25%	to	2.75%	3,305,284	$11.62	to	10.63	$37,543,117	1.00%	16.41%	to	14.64%
2008	1.25%	to	2.75%	3,458,487	9.98	to	9.27	33,886,565	0.08%	-36.72%	to	-37.68%
2007	1.25%	to	2.75%	3,179,374	15.78	to	14.88	49,406,307	1.02%	15.25%	to	13.49%
2006	1.25%	to	2.75%	2,296,386	13.69	to	13.11	31,073,422	1.58%	14.47%	to	12.74%
2005	1.25%	to	2.75%	1,353,605	11.96	to	11.63	16,075,707	1.49%	11.62%	to	9.93%
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2009	1.25%	to	2.60%	867,964	10.19	to	9.68	8,759,950	0.00%	38.73%	to	36.83%
2008	1.25%	to	2.50%	727,472	7.34	to	7.1	5,306,113	0.11%	-46.82%	to	-47.5%
2007	1.25%	to	2.50%	414,206	13.81	to	13.52	5,686,493	0.50%	49.4%	to	47.5%
2006	1.25%	to	2.15%	119,136	9.24	to	9.19	1,099,087	1.03%	-7.59%	to	-8.15%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2009	1.25%	to	2.70%	1,822,229	14.06	to	13.13	25,349,657	0.00%	71.47%	to	68.95%
2008	1.25%	to	2.70%	1,660,068	8.2	to	7.77	13,497,739	1.41%	-61.94%	to	-62.51%
2007	1.25%	to	2.70%	1,385,133	21.54	to	20.73	29,602,978	0.03%	41.7%	to	39.61%
2006	1.25%	to	2.70%	835,359	15.2	to	14.85	12,648,099	0.47%	23.93%	to	22.11%
2005	1.25%	to	2.70%	279,201	12.27	to	12.16	3,418,910	0.00%	22.65%	to	21.61%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2009	1.25%	to	3.10%	4,630,140	11.06	to	9.91	50,651,078	0.38%	25.49%	to	23.14%
2008	1.25%	to	3.10%	5,005,777	8.82	to	8.04	43,961,551	0.00%	-37.07%	to	-38.25%
2007	1.25%	to	3.10%	5,000,421	14.01	to	13.03	70,111,309	0.00%	24.23%	to	21.89%
2006	1.25%	to	3.10%	4,510,514	11.28	to	10.69	51,204,870	0.00%	3.73%	to	1.79%
2005	1.25%	to	3.10%	3,669,245	10.87	to	10.5	40,431,316	0.00%	9.84%	to	7.79%
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2009	1.25%	to	2.60%	1,881,230	13.6	to	12.55	25,935,496	8.91%	44.59%	to	42.62%
2008	1.25%	to	2.60%	1,555,055	9.41	to	8.8	14,978,886	0.64%	-22.8%	to	-23.85%
2007	1.25%	to	2.60%	1,479,099	12.18	to	11.56	18,515,978	8.95%	2.56%	to	1.15%
2006	1.25%	to	2.60%	1,063,343	11.88	to	11.43	13,011,839	8.01%	8.89%	to	7.41%
2005	1.25%	to	2.60%	827,416	10.91	to	10.64	9,360,824	9.45%	1.27%	to	-0.11%
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2009	1.25%	to	2.60%	1,118,293	12.71	to	11.73	14,510,763	1.52%	25.31%	to	23.59%
2008	1.25%	to	2.60%	1,107,240	10.14	to	9.49	11,498,901	0.24%	-42.87%	to	-43.65%
2007	1.25%	to	2.60%	1,044,989	17.75	to	16.84	19,081,552	0.68%	19.77%	to	18.13%
2006	1.25%	to	2.60%	683,784	14.82	to	14.25	10,497,858	0.73%	19.48%	to	17.85%
2005	1.25%	to	2.60%	452,034	12.4	to	12.1	5,834,890	2.60%	15.02%	to	13.45%
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
2009	1.25%	to	2.60%	1,023,904	13.35	to	12.32	13,762,739	3.48%	35.25%	to	33.41%
2008	1.25%	to	2.60%	995,194	9.87	to	9.24	9,952,578	0.48%	-42.98%	to	-43.77%
2007	1.25%	to	2.60%	1,026,584	17.31	to	16.42	18,058,252	1.87%	8.5%	to	7.01%
2006	1.25%	to	2.60%	758,800	15.96	to	15.35	12,311,318	2.15%	28%	to	26.26%
2005	1.25%	to	2.60%	517,152	12.47	to	12.16	6,581,487	2.97%	9.78%	to	8.28%
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2009	1.25%	to	2.50%	386,952	10.34	to	9.6	3,969,646	0.00%	39.52%	to	37.76%
2008	1.25%	to	2.45%	373,619	7.41	to	6.98	2,754,852	0.00%	-48.69%	to	-49.31%
2007	1.25%	to	2.45%	412,324	14.44	to	13.78	5,942,094	0.00%	5.15%	to	3.86%
2006	1.25%	to	2.45%	378,791	13.73	to	13.26	5,208,498	0.00%	10.86%	to	9.52%
2005	1.25%	to	2.45%	283,783	12.38	to	12.11	3,530,706	0.00%	19.36%	to	17.92%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2009	1.25%	to	2.60%	1,904,908	$12.33	to	11.58	$22,970,683	0.00%	44.83%	to	42.85%
2008	1.25%	to	2.60%	1,856,562	8.51	to	8.1	15,531,201	0.03%	-37.03%	to	-37.89%
2007	1.25%	to	2.60%	1,714,836	13.52	to	13.05	22,883,802	0.02%	11.2%	to	9.67%
2006	1.25%	to	2.60%	1,159,802	12.16	to	11.9	13,981,814	0.55%	7.2%	to	5.74%
2005	1.25%	to	2.45%	288,042	11.34	to	11.26	3,256,281	0.00%	13.41%	to	12.61%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2009	1.25%	to	2.50%	1,269,004	10.78	to	9.99	13,495,153	1.03%	-0.24%	to	-1.51%
2008	1.25%	to	2.60%	1,690,600	10.81	to	10.09	17,997,708	2.08%	0.91%	to	-0.47%
2007	1.25%	to	2.60%	792,315	10.71	to	10.14	8,384,027	4.39%	3.3%	to	1.88%
2006	1.25%	to	2.60%	718,111	10.37	to	9.95	7,377,959	4.07%	3.02%	to	1.61%
2005	1.25%	to	2.45%	321,848	10.06	to	9.82	3,213,125	2.33%	1.21%	to	-0.01%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
2009	1.25%	to	2.50%	553,854	10.23	to	9.55	5,554,056	5.46%	7.02%	to	5.66%
2008	1.25%	to	2.50%	602,234	9.56	to	9.04	5,664,532	0.93%	-12.06%	to	-13.18%
2007	1.25%	to	2.50%	684,413	10.87	to	10.41	7,351,321	3.65%	2.1%	to	0.8%
2006	1.25%	to	2.50%	549,710	10.65	to	10.33	5,801,626	5.87%	3.47%	to	2.16%
2005	1.25%	to	2.45%	306,412	10.29	to	10.12	3,138,395	6.53%	0.72%	to	-0.5%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)
2009	1.25%	to	2.60%	5,999,331	9.18	to	8.95	54,954,615	0.43%	21.78%	to	20.11%
2008	1.25%	to	2.60%	5,558,764	7.54	to	7.45	41,870,260	0.00%	-24.61%	to	-25.48%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
2009	1.25%	to	2.25%	2,640,057	9.83	to	9.65	25,895,246	0.07%	11.54%	to	10.41%
2008	1.25%	to	2.15%	956,646	8.81	to	8.75	8,419,198	0.00%	-11.87%	to	-12.54%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
2009	1.25%	to	2.50%	19,221,244	9.37	to	9.15	179,712,793	0.18%	16.48%	to	15.01%
2008	1.25%	to	2.25%	6,805,816	8.04	to	7.97	54,652,358	0.00%	-19.59%	to	-20.27%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
2009	1.25%	to	2.50%	21,078,676	9.47	to	9.25	199,157,729	0.25%	19.2%	to	17.69%
2008	1.25%	to	2.50%	9,034,723	7.94	to	7.86	71,666,425	0.00%	-20.56%	to	-21.4%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
2009	1.25%	to	2.50%	6,475,804	9.7	to	9.47	62,597,653	0.12%	13.68%	to	12.25%
2008	1.25%	to	2.15%	2,547,527	8.53	to	8.46	21,679,215	0.00%	-14.71%	to	-15.36%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2009	1.25%	to	2.60%	725,750	11.12	to	10.32	7,981,412	3.02%	22.08%	to	20.4%
2008	1.25%	to	2.60%	740,889	9.11	to	8.57	6,685,173	0.59%	-36.84%	to	-37.71%
2007	1.25%	to	2.60%	725,842	14.43	to	13.77	10,392,221	0.61%	-17.12%	to	-18.26%
2006	1.25%	to	2.60%	655,692	17.41	to	16.84	11,346,461	0.91%	28.46%	to	26.72%
2005	1.25%	to	2.60%	401,576	13.55	to	13.29	5,421,381	2.17%	9.45%	to	7.96%
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2009	1.25%	to	2.70%	1,807,299	15.09	to	13.84	28,109,535	0.00%	42.04%	to	39.96%
2008	1.25%	to	2.70%	1,774,843	10.63	to	9.89	19,536,940	0.00%	-34.72%	to	-35.68%
2007	1.25%	to	2.70%	1,673,037	16.28	to	15.38	28,396,895	0.00%	22.8%	to	20.99%
2006	1.25%	to	2.70%	1,289,943	13.25	to	12.71	17,970,932	0.00%	6.53%	to	4.97%
2005	1.25%	to	2.70%	1,010,750	12.44	to	12.11	13,274,030	0.00%	15.78%	to	14.09%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2009	1.25%	to	2.60%	981,102	11.07	to	10.22	11,278,439	0.41%	33.04%	to	31.22%
2008	1.25%	to	2.60%	978,833	8.32	to	7.79	8,542,399	0.00%	-39.94%	to	-40.76%
2007	1.25%	to	2.60%	992,086	13.86	to	13.14	14,518,178	0.00%	12.09%	to	10.55%
2006	1.25%	to	2.60%	850,262	12.36	to	11.89	11,187,197	0.00%	3.74%	to	2.33%
2005	1.25%	to	2.60%	684,868	11.92	to	11.62	8,721,715	0.00%	11.48%	to	9.96%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
2009	1.25%	to	2.60%	753,278	$11.29	to	10.42	$8,525,935	0.00%	27.53%	to	25.79%
2008	1.25%	to	2.60%	777,159	8.85	to	8.28	6,938,507	0.20%	-27.06%	to	-28.06%
2007	1.25%	to	2.60%	764,876	12.14	to	11.51	9,405,602	0.01%	-5.34%	to	-6.64%
2006	1.25%	to	2.60%	692,952	12.82	to	12.33	9,024,746	0.15%	15.39%	to	13.82%
2005	1.25%	to	2.60%	631,464	11.11	to	10.84	7,149,786	0.00%	2.85%	to	1.45%
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2009	1.25%	to	3.10%	2,586,373	10.56	to	9.46	27,108,814	2.06%	25.06%	to	22.72%
2008	1.25%	to	3.10%	2,883,828	8.45	to	7.71	24,353,612	0.24%	-34.64%	to	-35.87%
2007	1.25%	to	3.10%	2,921,920	12.92	to	12.02	38,028,729	1.04%	0.62%	to	-1.28%
2006	1.25%	to	3.10%	2,619,510	12.84	to	12.18	34,060,454	1.17%	15.42%	to	13.27%
2005	1.25%	to	3.10%	2,337,388	11.13	to	10.75	26,552,556	1.84%	3.12%	to	1.2%
W&R Target Funds, Inc. - Limited-Term Bond Portfolio (obsolete) (WRLBP)
2006	1.25%	to	3.10%	674,324	10.26	to	9.73	6,889,675	3.87%	2.67%	to	0.75%
2005	1.25%	to	3.10%	588,192	10	to	9.66	5,873,806	3.83%	0.41%	to	-1.46%
2009	Reserves for annuity contracts in payout phase:								6,242,032
2009	Contract owners equity:								$1,199,462,127
2008	Reserves for annuity contracts in payout phase:								94,124
2008	Contract owners equity:								$748,850,483
2007	Reserves for annuity contracts in payout phase:								19,075
2007	Contract owners equity:								$721,521,134
2006	Reserves for annuity contracts in payout phase:								0
2006	Contract owners equity:								$405,080,326
2005	Reserves for annuity contracts in payout phase:								0
2005	Contract owners equity:								$245,902,427
*	Denotes the minimum and/or maximum of the total return ranges, for underlying mutual fund options that were added and funded during the reporting period. One or both of the returns presented may not be annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such case, the total return presented is representative of all units issued and outstanding at period end.
**	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
***	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
****	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of the unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-12:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-12 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010